Income taxes (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Tax effect on changes in fair value of other investments	₨ 293	₨ 0	₨ 411
Tax effect on foreign currency translation differences	0	0	(14)
Tax effect on effective portion of change in fair value of cash flow hedges	319	(232)	69
Tax effect on actuarial gains/losses on defined benefit obligations	(73)	22	3
Current and deferred tax relating to items credited (charged) directly to equity	₨ 539	₨ (210)	₨ 469